BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS - Effect of Adoption of IFRS 16 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use asset	$ 58,781
Lease liabilities	61,363	$ 46,887	$ 46,887
Retained earnings	$ 239,378		$ 187,335
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use asset		46,567
Prepayments		(1,652)
Lease liabilities		46,887
Retained earnings		$ (1,972)